Shareholders' equity - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator (in thousands $):
Net income - basic	$ 67,345	$ 49,294
Net income - diluted	$ 67,345	$ 49,294
Denominator (number of shares in thousands):
Weighted average number of common shares	25,799	25,858
Weighted average number of unvested shares in the Trust	0	(432)
Weighted average number of common shares - basic	25,799	25,426
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under equity incentive plan	6	437
Weighted average number of common shares - diluted	25,818	25,876
Net income per common share
Basic net income per common share (in USD per share)	$ 2.61	$ 1.94
Diluted net income per common share (in USD per share)	$ 2.61	$ 1.91